CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
NOTE 6:-	CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021
Cash in banks (mainly in EUR)	4,377	14,269
Short-term deposits (in NIS)	106	576

	4,483	14,845